Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Research and development	Software	Patents	Trademark	Total
	USD	USD	USD	USD	USD
Cost
At December 31, 2023	262,824	16,180	9,884	8,266	297,154
Currency translation adjustments	(8,057)	(496)	(303)	(255)	(9,111)
At December 31, 2024	254,767	15,684	9,581	8,011	288,043
Currency translation adjustments	15,119	931	568	477	17,095
At December 31, 2025	269,886	16,615	10,149	8,488	305,138

Accumulated amortization
At December 31, 2023	211,719	13,034	2,378	4,627	231,758
Amortization	50,380	3,102	689	814	54,985
Currency translation adjustments	(7,332)	(452)	(86)	(155)	(8,025)
At December 31, 2024	254,767	15,684	2,981	5,286	278,718
Amortization	-	-	705	835	1,540
Currency translation adjustments	15,119	931	189	328	16,567
At December 31, 2025	269,886	16,615	3,875	6,449	296,825

Net book value
At December 31, 2024	-	-	6,600	2,725	9,325

At December 31, 2025	-	-	6,274	2,039	8,313